Significant Risks and Uncertainties - Schedule of Concentration Risks Percentage (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	15.70%		15.20%		15.60%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	13.20%			[1]
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	16.60%			[1]
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	16.00%			[1]
Customer Concentration Risk [Member] | Customer O [Member] | Accounts Receivable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	16.80%			[1]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	11.70%
Customer Concentration Risk [Member] | Customer P [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	35.00%			[1]
Customer Concentration Risk [Member] | Customer Q [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	16.00%			[1]
Customer Concentration Risk [Member] | Customer R [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	14.20%			[1]
Customer Concentration Risk [Member] | Customer M [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	43.10%
Customer Concentration Risk [Member] | Customer H [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	15.40%
Customer Concentration Risk [Member] | Customer N [Member] | Total Advances [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	10.40%
Supplier Concentration Risk [Member] | Supplier P [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	23.90%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier P [Member] | Accounts Payable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	41.20%		18.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	17.40%		15.30%		18.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	34.80%
Supplier Concentration Risk [Member] | Supplier N [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	11.70%		18.40%			[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	10.70%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	41.40%
Supplier Concentration Risk [Member] | Supplier O [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	17.70%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]		[1]	13.30%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Accounts Payable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	17.10%
Supplier Concentration Risk [Member] | Supplier R [Member] | Accounts Payable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	14.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage		[1]	12.40%
Supplier Concentration Risk [Member] | Supplier T [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	62.10%			[1]
Accounts Payable [Member] | Supplier S [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risks Percentage [Line Items]
Concentration risk percentage	11.40%			[1]

[1]	Represents percentage less than 10%